Note 10 - Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10. SHAREHOLDERS’ EQUITY

Convertible Preferred stock

The Company’s Articles of Association allow for the issuance of convertible preferred stock in the amount of 10,000,000 shares at a par value of US$0.0756 per share with the rights as described in those articles. Holders of the preferred stock have the same voting rights as holders of ordinary stock. All other material rights are to be determined by special resolution of the Company. No shares of convertible preferred stock have been issued as of December 31, 2014 and 2015.

Ordinary shares

On December 22, 2011, the Company announced a share repurchase program to repurchase up to US$2 million worth of its ordinary shares over the next 12 months. For the year ended December 31, 2012, the Company repurchased 65,045 shares with an average price of US$3.87 per share. As the cancellation of repurchased shares had not been completed as of December 31, 2012, the Group recorded the payments for shares repurchase in treasury stocks.

In January 2013, the share repurchase was completed, and the Company reversed the treasury stocks and deducted the ordinary shares and additional paid-in capital.

In October 2013, certain employees exercised their right in receiving 9,000 vested restricted shares. Accordingly, the issued and outstanding number of ordinary shares increased.

In February 2014, options to purchase 2,000 ordinary shares were exercised by an employee. During the year ended December 31, 2014, certain employees exercised their right in receiving 66,450 vested restricted shares. Accordingly, the issued and outstanding number of ordinary shares increased.

On April 8, 2015, the Company entered into a subscription agreement with subscribers to issue 798,000 ordinary shares, US$0.0756 par value per share in private transactions in accordance with the Securities Act of 1933. The purchase price was US$4.0345, which was equal to the average closing price of the Company’s ordinary shares for the twenty (20) consecutive trading day period ending on, and including, April 8, 2015. Accordingly, the issued and outstanding number of ordinary shares increased.

During the year ended December 31, 2015, options to purchase 224,075 ordinary shares were exercised by a number of employees. Certain employees exercised their right in receiving 206,914 vested restricted shares. Accordingly, the issued and outstanding number of ordinary shares increased.